S000061314 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	81 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.08%	14.56%	14.71%
NYSE FactSet U.S. Infrastructure Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.46%	12.61%	12.03%
iShares U.S. Infrastructure ETF
Prospectus [Line Items]
Average Annual Return, Percent		17.03%	12.31%	11.68%
Performance Inception Date				Apr. 03, 2018
iShares U.S. Infrastructure ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.53%	11.78%	11.10%
iShares U.S. Infrastructure ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.42%	9.73%	9.30%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.